LOANS PAYABLE (Schedule of Loans Outstanding) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current portion of loans payable	$ 4,208,925	$ 3,440,732
Long term portion of loans payable	10,112,949	143,855
Balance	14,321,874	3,584,587
Loans Payable 1 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 1,423,139	$ 1,356,793
Currency	USD	USD
Term of convertible debentues	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 2 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 317,330	$ 0
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Secured, repayable quarterly until Oct 2027.	Secured, repayable quarterly until Oct 2027.
Loans Payable 3 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 2,538,643	$ 0
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Secured, due on demand.	Secured, due on demand.
Loans Payable 4 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 3,820,652	$ 412,567
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Secured, due on completion of related projects	Secured, due on completion of related projects
Loans Payable 5 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 5,288,629	$ 614,265
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Secured, due on April 2028	Secured, due on April 2028
Loans Payable 6 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 676,115	$ 790,309
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Unsecured, due on Oct 2023	Unsecured, due on Oct 2023
Loans Payable 7 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 42,677	$ 79,567
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Unsecured, repayable monthly until May 2023	Unsecured, repayable monthly until May 2023
Loans Payable 8 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 93,468	$ 150,984
Currency	Colombian Pesos	Colombian Pesos
Term of convertible debentues	Unsecured, repayable monthly until Dec 2023	Unsecured, repayable monthly until Dec 2023
Loans Payable 9 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 121,221	$ 148,245
Currency	Mexican Pesos	Mexican Pesos
Term of convertible debentues	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 10 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 0	$ 31,857
Currency	Argentine Pesos	Argentine Pesos
Term of convertible debentues	Unsecured, due on demand	Unsecured, due on demand